Note 4 - Fair Value (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Derivative Liability	$ 63,000	$ 63,000		$ 63,000
Fair Value, Inputs, Level 1 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	(2,900,000)	615,000	$ 1,300,000
Fair Value, Inputs, Level 2 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0
PPCO [Member] | Platinum Loan Agreement [Member]
Convertible Debt, Fair Value Disclosures	$ 153,000	$ 3,000,000